Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

The Business

Banzai International, Inc. (the “Company,” or “Banzai,” “we,” “us,” or “our”) was incorporated in Delaware on September 30, 2015. We are a leading enterprise SaaS Video Engagement platform used by marketers to power webinars, trainings, virtual events, and on-demand video content.

Effective on August 6, 2026, we began doing business under the trade name “Parabolic.” This rebrand does not change our legal name, which remains Banzai International, Inc., and in connection with the rebrand, the trading symbols for our Class A common stock and redeemable warrants on The Nasdaq Capital Market changed from “BNZI” and “BNZIW” to “PARA” and “PARAW,” respectively, effective on August 7, 2026.

Concurrently with the proposed rebranding, the Company also announced a new business unit structure designed to align leadership and go-to-market execution with its evolved vision. The Company’s operations will be organized into three business units: ConnectAndSell, the Company’s AI sales acceleration platform; Banzai, which will operate the Company’s Demio and OpenReel products; and CreateStudio, an AI-powered video content creation platform. Accordingly, the Company will reassess its operating and reportable segments, and reporting units during the third quarter 2026.

Reverse Stock Splits

On April 28, 2026, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “May 2026 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-20 effective on May 8, 2026.

On October 16, 2026, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “October 2026 Reverse Stock Split” of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-10 effective on October 27, 2026.

No cash or fractional shares were issued in connection with the May 2026 Reverse Stock Split and the October 2026 Reverse Stock Split (collectively, the “Reverse Stock Splits,”) and instead the Company rounded up to the next whole share in lieu of issuing fractional shares that would have been issued in the reverse split. Proportional adjustments were made to the number of shares of Class A Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All Class A and Class B Common Stock share and per share information included in this Quarterly Report on Form 10-Q has been retroactively adjusted to reflect the impact of the Reverse Stock Splits.

1. Organization

The Business

Banzai International, Inc. (the “Company” or “Banzai”) was incorporated in Delaware on September 30, 2015. Banzai is a leading enterprise SaaS Video Engagement platform used by marketers to power webinars, trainings, virtual events, and on-demand video content.

Reverse Stock Splits

On August 29, 2024, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “2024 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock at a ratio of 1-for-50 effective as of September 19, 2024. The Class B Common Stock was not affected by the 2024 Reverse Stock Split.

On June 27, 2025, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “2025 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-10 effective on July 8, 2025.

On April 28, 2026, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “May 2026 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-20 effective on May 8, 2026.

On October 16, 2026, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “October 2026 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-10 effective on October 27, 2026.

No cash or fractional shares were issued in connection with the 2024 Reverse Stock Split, 2025 Reverse Stock Split, May 2026 Reverse Stock Split and the October 2026 Reverse Stock Split (collectively, the “Reverse Stock Splits”) and instead the Company rounded up to the next whole share in lieu of issuing fractional shares that would have been issued in the reverse split. The par value per share remained unchanged, and the reduction in the Common Stock account was credited to Additional Paid-in Capital. No change was made to total shareholders’ equity as a result of the Reverse Stock Splits. Proportional adjustments were made to the number of shares of Class A Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All Class A and Class B Common Stock share and per share information included in this prospectus has been retroactively adjusted to reflect the impact of the Reverse Stock Splits.

Smaller Reporting Company

The Company is an “smaller reporting company,” as defined by SEC rules, and it may take advantage of reduced financial statement disclosure requirements in our SEC filings. Therefore, the Company’s financial statements may not be comparable to certain public companies.